Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - Gross Settled - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inflow
Disclosure of derivative financial instruments
Assets inflow	£ 11,641	£ 9,538
Liabilities inflow	9,643	11,165
Outflow
Disclosure of derivative financial instruments
Assets outflow	(11,041)	(9,246)
Liabilities outflow	(9,510)	(11,623)
Within one year | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets inflow	9,748	8,163
Liabilities inflow	6,952	10,354
Within one year | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets outflow	(9,556)	(8,006)
Liabilities outflow	(7,075)	(10,549)
Within one year | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Liabilities inflow	117	124
Within one year | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(9)
Liabilities outflow	(224)	(256)
Within one year | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	34	34
Liabilities inflow	306	6
Within one year | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(40)	(42)
Liabilities outflow	(323)	(10)
Later than one year and not later than two years | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets inflow	377	171
Liabilities inflow	199	182
Later than one year and not later than two years | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets outflow	(365)	(168)
Liabilities outflow	(202)	(186)
Later than one year and not later than two years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	18
Liabilities inflow	231	77
Later than one year and not later than two years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(14)
Liabilities outflow	(316)	(151)
Later than one year and not later than two years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	34	34
Liabilities inflow		306
Later than one year and not later than two years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(38)	(35)
Liabilities outflow		(316)
2026 and thereafter | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	19
Liabilities inflow	229	77
2026 and thereafter | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(15)
Liabilities outflow	(249)	(124)
2026 and thereafter | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	594	34
2026 and thereafter | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(492)	(33)
Between three and four years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	19
Liabilities inflow	196	39
Between three and four years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(16)
Liabilities outflow	(218)	(31)
Between three and four years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	27	618
Between three and four years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(25)	(488)
Between four and five years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	19
Liabilities inflow	196
Between four and five years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(17)
Liabilities outflow	(218)
Between four and five years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	473	26
Between four and five years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(454)	(21)
Beyond five years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	279
Liabilities inflow	1,217
Beyond five years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Liabilities outflow	£ (685)
Beyond five years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow		458
Beyond five years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow		£ (453)